Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sparkline Intangible Value ETF | Sparkline Intangible Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.26%	17.83%	34.57%	(24.13%)
Sparkline International Intangible Value ETF | Sparkline International Intangible Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	29.61%